Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.92%
Aluminum–1.55%
Kaiser Aluminum Corp.	108,207	$7,496,581
Application Software–6.50%
Bottomline Technologies (DE), Inc.(b)	167,488	6,138,435
Envestnet, Inc.(b)	60,980	3,279,504
j2 Global, Inc.	134,310	10,053,103
Paylocity Holding Corp.(b)	70,602	6,235,569
Q2 Holdings, Inc.(b)	95,393	5,633,911
		31,340,522
Asset Management & Custody Banks–1.25%
Federated Hermes, Inc., Class B	121,196	2,308,784
Focus Financial Partners, Inc., Class A(b)	160,721	3,698,190
		6,006,974
Auto Parts & Equipment–2.47%
Dorman Products, Inc.(b)	101,758	5,624,165
Visteon Corp.(b)	131,372	6,303,228
		11,927,393
Automotive Retail–2.59%
AutoNation, Inc.(b)	222,940	6,255,697
Monro, Inc.	142,551	6,245,159
		12,500,856
Biotechnology–2.83%
Emergent BioSolutions, Inc.(b)	132,066	7,641,339
G1 Therapeutics, Inc.(b)	77,365	852,562
Twist Bioscience Corp.(b)	74,881	2,289,861
uniQure N.V. (Netherlands)(b)	60,145	2,853,880
		13,637,642
Building Products–1.17%
Masonite International Corp.(b)	119,036	5,648,258
Construction & Engineering–0.49%
Comfort Systems USA, Inc.	65,021	2,376,518
Construction Machinery & Heavy Trucks–0.53%
Greenbrier Cos., Inc. (The)	144,135	2,556,955
Construction Materials–1.55%
Summit Materials, Inc., Class A(b)	499,187	7,487,805
Diversified Banks–0.85%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	239,870	4,084,986
Diversified Metals & Mining–1.00%
Compass Minerals International, Inc.	125,574	4,830,832
Education Services–0.41%
Houghton Mifflin Harcourt Co.(b)	1,049,247	1,972,584
Electrical Components & Equipment–2.84%
Atkore International Group, Inc.(b)	187,691	3,954,649
EnerSys	76,092	3,768,076
Shares		Value
Electrical Components & Equipment–(continued)
Generac Holdings, Inc.(b)	64,018	$5,964,557
		13,687,282
Environmental & Facilities Services–0.49%
US Ecology, Inc.	77,660	2,360,864
Gas Utilities–4.09%
National Fuel Gas Co.	105,915	3,949,570
South Jersey Industries, Inc.	335,331	8,383,275
Suburban Propane Partners L.P.	522,982	7,394,966
		19,727,811
Health Care Equipment–3.37%
AtriCure, Inc.(b)	134,585	4,520,710
CryoPort, Inc.(b)	164,899	2,814,826
Tandem Diabetes Care, Inc.(b)	138,926	8,939,888
		16,275,424
Health Care Services–4.23%
Addus HomeCare Corp.(b)	90,562	6,121,991
LHC Group, Inc.(b)	101,918	14,288,904
		20,410,895
Health Care Supplies–2.18%
Quidel Corp.(b)	107,340	10,498,925
Health Care Technology–2.05%
Inspire Medical Systems, Inc.(b)	103,423	6,234,339
Teladoc Health, Inc.(b)	23,431	3,632,039
		9,866,378
Homebuilding–0.91%
TopBuild Corp.(b)	61,077	4,375,556
Hotel & Resort REITs–1.12%
DiamondRock Hospitality Co.	1,065,441	5,412,440
Household Products–0.95%
Energizer Holdings, Inc.	151,794	4,591,769
Human Resource & Employment Services–2.78%
ASGN, Inc.(b)	179,761	6,349,159
Korn Ferry	289,569	7,042,318
		13,391,477
Hypermarkets & Super Centers–1.76%
BJ’s Wholesale Club Holdings, Inc.(b)	332,718	8,474,327
Industrial Machinery–3.73%
Chart Industries, Inc.(b)	58,435	1,693,446
EnPro Industries, Inc.	95,166	3,766,670
Evoqua Water Technologies Corp.(b)	300,663	3,370,432
Mayville Engineering Co., Inc.(b)	214,180	1,312,924
Rexnord Corp.	345,995	7,843,707
		17,987,179
Interactive Home Entertainment–2.58%
Zynga, Inc., Class A(b)	1,815,265	12,434,565

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Shares		Value
Investment Banking & Brokerage–1.13%
Stifel Financial Corp.	132,512	$5,470,095
IT Consulting & Other Services–5.07%
CACI International, Inc., Class A(b)	49,078	10,362,820
KBR, Inc.	387,005	8,003,263
Perspecta, Inc.	332,955	6,073,099
		24,439,182
Leisure Facilities–0.24%
Cedar Fair L.P.	64,299	1,179,244
Life Sciences Tools & Services–2.37%
Adaptive Biotechnologies Corp.(b)	80,753	2,243,318
Repligen Corp.(b)	94,938	9,165,315
		11,408,633
Multi-Utilities–1.37%
Avista Corp.	155,579	6,610,552
Office REITs–2.01%
Brandywine Realty Trust	632,003	6,648,672
SL Green Realty Corp.	70,253	3,027,904
		9,676,576
Office Services & Supplies–1.26%
ACCO Brands Corp.	1,202,308	6,071,655
Oil & Gas Refining & Marketing–1.33%
Renewable Energy Group, Inc.(b)	311,578	6,396,696
Oil & Gas Storage & Transportation–0.23%
Noble Midstream Partners L.P.	321,373	1,124,806
Packaged Foods & Meats–1.04%
Simply Good Foods Co. (The)(b)	260,291	5,013,205
Personal Products–0.91%
BellRing Brands, Inc., Class A(b)	257,504	4,390,443
Pharmaceuticals–1.32%
Axsome Therapeutics, Inc.(b)	30,372	1,786,785
Collegium Pharmaceutical, Inc.(b)	164,800	2,691,184
Intersect ENT, Inc.(b)	159,037	1,884,588
		6,362,557
Property & Casualty Insurance–1.91%
ProAssurance Corp.	269,991	6,749,775
ProSight Global, Inc.(b)	251,404	2,451,189
		9,200,964
Shares		Value
Regional Banks–6.00%
BankUnited, Inc.	103,646	$1,938,180
Berkshire Hills Bancorp, Inc.	218,325	3,244,310
Cathay General Bancorp	149,953	3,441,421
CrossFirst Bankshares, Inc.(b)	51,149	429,652
Heritage Financial Corp.	256,653	5,133,060
IBERIABANK Corp.	120,228	4,347,444
Pacific Premier Bancorp, Inc.	246,715	4,648,111
Signature Bank	27,416	2,203,972
Sterling Bancorp	339,137	3,543,982
		28,930,132
Restaurants–3.53%
Jack in the Box, Inc.	111,095	3,893,880
Texas Roadhouse, Inc.	170,143	7,026,906
Wendy’s Co. (The)	410,629	6,110,159
		17,030,945
Semiconductor Equipment–3.50%
Brooks Automation, Inc.	239,857	7,315,639
MKS Instruments, Inc.	117,443	9,565,732
		16,881,371
Semiconductors–1.45%
Semtech Corp.(b)	186,464	6,992,400
Specialized REITs–3.32%
EPR Properties	120,779	2,925,267
Four Corners Property Trust, Inc.	403,057	7,541,197
National Storage Affiliates Trust	187,603	5,553,049
		16,019,513
Thrifts & Mortgage Finance–2.66%
OceanFirst Financial Corp.	258,244	4,108,662
WSFS Financial Corp.	350,271	8,728,753
		12,837,415
Total Common Stocks & Other Equity Interests (Cost $534,862,249)		467,399,182
Money Market Funds–2.97%
Invesco Government & Agency Portfolio,Institutional Class, 0.43% (Cost $14,305,307)(c)	14,305,307	14,305,307
TOTAL INVESTMENTS IN SECURITIES–99.89% (Cost $549,167,556)		481,704,489
OTHER ASSETS LESS LIABILITIES—0.11%		544,518
NET ASSETS–100.00%		$482,249,007
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer V.I. Main Street Small Cap Fund®